Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NUVEEN SMALL/MID CAP VALUE FUND
SUPPLEMENT DATED MAY 1, 2026
TO THE PROSPECTUS DATED OCTOBER 31, 2025
1.	The section “Fund Summaries—Nuveen Small/Mid Cap Value Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Class I

Management Fees	0.76%	0.76%	0.76%	0.76%

Distribution and/or Service (12b‑1) Fees	0.25%	1.00%	0.00%	0.00%

Other Expenses	0.34%	0.34%	0.18%	0.34%

Total Annual Fund Operating Expenses	1.35%	2.10%	0.94%	1.10%

Fee Waivers and/or Expense Reimbursements[2,3]	(0.19)%	(0.19)%	(0.19)%	(0.19)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%	1.91%	0.75%	0.91%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
3
The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% through July 31, 2028 or 1.45% after July 31, 2028 of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub‑transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2028 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

2.	The section “Fund Summaries—Nuveen Small/Mid Cap Value Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class R6	Class I

1 Year	$686	$194	$77	$93

3 Years	$937	$615	$256	$306

5 Years	$1,232	$1,088	$477	$563

10 Years	$2,069	$2,396	$1,114	$1,300

Nuveen Small/Mid Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NUVEEN SMALL/MID CAP VALUE FUND
SUPPLEMENT DATED MAY 1, 2026
TO THE PROSPECTUS DATED OCTOBER 31, 2025
1.	The section “Fund Summaries—Nuveen Small/Mid Cap Value Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R6	Class I

Management Fees	0.76%	0.76%	0.76%	0.76%

Distribution and/or Service (12b‑1) Fees	0.25%	1.00%	0.00%	0.00%

Other Expenses	0.34%	0.34%	0.18%	0.34%

Total Annual Fund Operating Expenses	1.35%	2.10%	0.94%	1.10%

Fee Waivers and/or Expense Reimbursements[2,3]	(0.19)%	(0.19)%	(0.19)%	(0.19)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.16%	1.91%	0.75%	0.91%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2	Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees.
3
The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% through July 31, 2028 or 1.45% after July 31, 2028 of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub‑transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2028 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

2.	The section “Fund Summaries—Nuveen Small/Mid Cap Value Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class R6	Class I

1 Year	$686	$194	$77	$93

3 Years	$937	$615	$256	$306

5 Years	$1,232	$1,088	$477	$563

10 Years	$2,069	$2,396	$1,114	$1,300